As filed with the Securities and Exchange Commission on March 7, 2018

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1:	Report(s) to Shareholders.

The Annual Report is attached.

TRANSAMERICA VARIABLE FUNDS

TRANSAMERICA ASSET

ALLOCATION VARIABLE FUNDS

Annual Report

December 31, 2017

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Transamerica Variable Funds (formerly, Transamerica Partners Variable Funds) or the Transamerica Asset Allocation Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This report consists of the annual report of the Transamerica Asset Allocation Variable Funds and the annual report of the Calvert VP SRI Balanced Portfolio.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Transamerica Asset Allocation Variable Funds is included in the applicable Statements of Additional Information which are available without charge, upon request: (i) by calling 1-800-755-5801; (ii) on the Subaccounts’ website at www.transamericapartners.com; or (iii) on the SEC’s website at www.sec.gov. In addition, the Transamerica Asset Allocation Variable Funds are required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2017, is available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolios

Transamerica Asset Allocation Variable Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Subaccounts’ Form N-Q is available on the SEC’s website at www.sec.gov. The Subaccounts’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5801.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

440 Mamaroneck Avenue

Harrison, New York 10528

December 31, 2017

To Contract Holders with Interests in

the Transamerica Variable Funds (formerly, Transamerica Partners Variable Funds):

We are pleased to present the most recent annual report for the Calvert VP SRI Balanced Portfolio. As required under applicable law, we are sending this annual report to contract holders of Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company with unit interests in one or more of the subaccounts of Transamerica Variable Funds. Each subaccount available within the Transamerica Variable Funds, other than the Calvert Subaccount, invests its assets in a corresponding mutual fund that is a series of Transamerica Funds. The Calvert Subaccount invests in the Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc.

Please call your retirement plan administrator, Transamerica Retirement Solutions, LLC at (800) 755-5801 if you have any questions regarding these reports.

Dear Contract Holder,

On behalf of Transamerica Asset Allocation Variable Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This annual report is provided to you to show the investments of your Subaccount(s). The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all contract holders, and we believe it to be an important part of the investment process. This report provides detailed information about your Subaccount(s) for the 12-month period ending December 31, 2017.

We believe it is important to understand market conditions over the last year to provide a context for reading this report. Economic measures improved in 2017 with gross domestic product growth rising to annualized rates of over 3% in both the second and third quarters. This growth occurred amidst declining unemployment which fell to just over 4%, its lowest level in more than fifteen years, as more than 2 million jobs were added to the economy. Retail sales and consumer spending also improved and in aggregate, the year finished with a continued upward trend in the broader economy.

The U.S. Federal Reserve (“Fed”) raised short term rates three times throughout the year, taking the Fed Funds Rate to a target range of 1.25%—1.50%. However, the 10-year Treasury yield actually declined slightly, finishing 2017 at 2.41%. As a result, the 2-year to 10-year Treasury yield spread finished the year at just 0.52%, its narrowest margin in more than ten years.

Equity markets entered 2017 with positive momentum as optimism regarding new economic legislation and deregulation fueled a rise in stocks and higher yields for bonds through the first three months of the year. When it appeared evident that the new administration’s economic agenda was having difficulty in Congress, Treasury yields fell and stocks wavered during April 2017 and May 2017, though they remained above beginning of the year levels.

Following some volatility in the summer months, stocks performed well throughout the second half of the year as corporate earnings displayed their strongest improvement in more than five years, with S&P 500® companies achieving double-digit growth rates in 2017. This strong earnings growth was also accompanied by declining credit spreads, as seen in high yield bonds, which experienced their tightest comparisons to Treasury yields in more than three years. In the month of December 2017, Congress passed the Tax Cuts and Jobs Act (i.e., tax reform) which includes lower personal and corporate tax rates as well as a reduced rate on repatriated corporate cash currently held overseas. This legislation, most of the provisions of which became effective on January 1, 2018, was well received by the market as stocks moved higher and credit spreads tightened to close out the year. By year end, markets had risen toward all-time highs in the Dow, S&P 500® and NASDAQ.

For the 12-month period ending December 31, 2017, the S&P 500® returned 21.83% while the MSCI EAFE Index, representing international developed market equities, gained 25.62%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 3.54%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Asset Allocation Variable Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Asset Allocation Variable Funds

Bloomberg Barclays U.S. Aggregate Bond Index: measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the NYSE or NASDAQ.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Asset Allocation Variable Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Asset Allocation Variable Funds. The performance data presented represents past performance, future results may vary. You cannot invest directly in an index.

Schedules of Investments Composition

At December 31, 2017

(unaudited)

Transamerica Asset Allocation - Short Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	88.8%
U.S. Equity Funds	8.8
International Equity Fund	2.2
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation - Intermediate Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	46.5%
U.S. Equity Funds	41.0
International Equity Fund	12.3
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation - Intermediate/Long Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.1%
U.S. Fixed Income Funds	27.8
International Equity Fund	16.9
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

Understanding Your Subaccounts’ Expenses

(unaudited)

UNIT HOLDER EXPENSES

Transamerica Asset Allocation Variable Funds (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate investment account established by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC. Each Subaccount invests in underlying subaccounts of Transamerica Variable Funds (“TVF”), a unit investment trust. Subaccount contract holders bear the cost of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at July 1, 2017, and held for the entire period until December 31, 2017.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (A)
Subaccount	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C) (D)

Transamerica Asset Allocation - Short Horizon Subaccount	$1,000.00	$1,017.60	$1.02	$1,024.20	$1.02	0.20%
Transamerica Asset Allocation - Intermediate Horizon Subaccount	1,000.00	1,057.10	1.04	1,024.20	1.02	0.20
Transamerica Asset Allocation - Intermediate/Long Horizon Subaccount	1,000.00	1,075.40	1.05	1,024.20	1.02	0.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Subaccounts’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios are based on the most recent six-months; the percentage may differ from the expense ratio displayed in the Financial Highlights which covers a twelve-month period.

(D)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Subaccounts invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At December 31, 2017

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.2%
Transamerica Variable International Equity (A) (B)	5,062	$ 127,054

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	551	11,632

U.S. Equity Funds - 8.8%
Transamerica Variable Large Growth (A) (B)	1,591	190,007
Transamerica Variable Large Value Opportunities (A) (B)	2,006	194,014
Transamerica Variable Small Cap Core (A) (B)	1,949	127,717

		511,738

U.S. Fixed Income Funds - 88.8%
Transamerica Variable Intermediate Bond (A) (B)	57,309	2,704,832

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Quality Bond (A) (B)	52,203	$ 924,898
Transamerica Variable High Yield Bond (A) (B)	17,835	623,168
Transamerica Variable Inflation-Protected Securities (A) (B)	33,502	915,020

		5,167,918

Total Investment Companies (Cost $5,308,489)		5,818,342

Total Investments (Cost $5,308,489)		5,818,342
Net Other Assets (Liabilities) - (0.0)% (C)		(986)

Net Assets - 100.0%		$ 5,817,356

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,818,342	$—	$—	$5,818,342

Total Investments	$5,818,342	$—	$—	$5,818,342

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Variable Funds.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels at the end of the reporting year. There were no transfers between Levels 1, 2 and 3 during the year ended December 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At December 31, 2017

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 12.3%
Transamerica Variable International Equity (A) (B)	86,176	$ 2,162,911

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	2,114	44,598

U.S. Equity Funds - 41.0%
Transamerica Variable Large Growth (A) (B)	23,120	2,761,269
Transamerica Variable Large Value Opportunities (A) (B)	28,551	2,761,370
Transamerica Variable Small Cap Core (A) (B)	25,855	1,693,935

		7,216,574

U.S. Fixed Income Funds - 46.5%
Transamerica Variable Intermediate Bond (A) (B)	82,996	3,917,226

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Quality Bond (A) (B)	72,388	$ 1,282,510
Transamerica Variable High Yield Bond (A) (B)	29,258	1,022,269
Transamerica Variable Inflation-Protected Securities (A) (B)	72,312	1,975,001

		8,197,006

Total Investment Companies (Cost $13,127,500)		17,621,089

Total Investments (Cost $13,127,500)		17,621,089
Net Other Assets (Liabilities) - (0.0)% (C)		(3,009)

Net Assets - 100.0%		$ 17,618,080

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$17,621,089	$—	$—	$17,621,089

Total Investments	$17,621,089	$—	$—	$17,621,089

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Variable Funds.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels at the end of the reporting year. There were no transfers between Levels 1, 2 and 3 during the year ended December 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At December 31, 2017

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 16.9%
Transamerica Variable International Equity (A) (B)	211,618	$ 5,311,339

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	2,981	62,873

U.S. Equity Funds - 55.1%
Transamerica Variable Large Growth (A) (B)	55,358	6,611,534
Transamerica Variable Large Value Opportunities (A) (B)	68,572	6,632,135
Transamerica Variable Small Cap Core (A) (B)	62,246	4,078,074

		17,321,743

U.S. Fixed Income Funds - 27.8%
Transamerica Variable Intermediate Bond (A) (B)	92,262	4,354,543
Transamerica Variable High Quality Bond (A) (B)	32,438	574,704

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	34,249	$ 1,196,645
Transamerica Variable Inflation-Protected Securities (A) (B)	95,735	2,614,733

		8,740,625

Total Investment Companies (Cost $19,832,459)		31,436,580

Total Investments (Cost $19,832,459)		31,436,580
Net Other Assets (Liabilities) - (0.0)% (C)		(5,314)

Net Assets - 100.0%		$ 31,431,266

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$31,436,580	$—	$—	$31,436,580

Total Investments	$31,436,580	$—	$—	$31,436,580

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Variable Funds.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels at the end of the reporting year. There were no transfers between Levels 1, 2 and 3 during the year ended December 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2017

	Short Horizon	Intermediate Horizon	Intermediate/ Long Horizon
Assets:
Affiliated investments, at value (A)	$5,818,342	$17,621,089	$31,436,580
Receivables and other assets:
Units sold	3,956	10,795	20,289
Affiliated investments sold	18,921	1,490	47,380
Total assets	5,841,219	17,633,374	31,504,249

Liabilities:
Payables and other liabilities:
Units redeemed	11,443	1,490	2,051
Affiliated investments purchased	11,434	10,795	65,617
Investment advisory fees	986	3,009	5,315
Total liabilities	23,863	15,294	72,983
Net assets	$5,817,356	$17,618,080	$31,431,266

Net assets consist of:
Costs of accumulation units	$425,927	$1,632,847	$9,948,318
Undistributed (distributions in excess of) net investment income (loss)	(306,148)	(858,589)	(1,223,609)
Accumulated net realized gain (loss)	5,187,724	12,350,233	11,102,436
Net unrealized appreciation (depreciation) on:
Affiliated investments	509,853	4,493,589	11,604,121
Net assets	$5,817,356	$17,618,080	$31,431,266
Accumulation units	258,987	654,661	1,082,238
Unit value	$22.46	$26.91	$29.04

(A) Affiliated investments, at cost	$5,308,489	$13,127,500	$19,832,459

STATEMENTS OF OPERATIONS

For the year ended December 31, 2017

	Short Horizon	Intermediate Horizon	Intermediate/ Long Horizon
Expenses:
Investment advisory fees	$11,606	$35,671	$59,725
Net investment income (loss)	(11,606)	(35,671)	(59,725)

Net realized gain (loss) on:
Affiliated investments	147,073	1,470,736	1,057,424

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	103,257	398,417	2,911,531
Net realized and change in unrealized gain (loss)	250,330	1,869,153	3,968,955
Net increase (decrease) in net assets resulting from operations	$238,724	$1,833,482	$3,909,230

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

	Short Horizon		Intermediate Horizon		Intermediate/Long Horizon
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
From operations:
Net investment income (loss)	$(11,606)	$(12,316)	$(35,671)	$(34,666)	$(59,725)	$(56,217)
Net realized gain (loss)	147,073	286,548	1,470,736	921,204	1,057,424	812,273
Net change in unrealized appreciation (depreciation)	103,257	(50,678)	398,417	(61,772)	2,911,531	788,204
Net increase (decrease) in net assets resulting from operations	238,724	223,554	1,833,482	824,766	3,909,230	1,544,260

Unit transactions:
Units sold	733,990	659,188	1,969,583	1,354,796	2,456,970	2,866,062
Units redeemed	(909,756)	(1,513,634)	(3,435,070)	(3,125,071)	(3,160,360)	(5,177,857)
Net increase (decrease) in net assets resulting from unit transactions	(175,766)	(854,446)	(1,465,487)	(1,770,275)	(703,390)	(2,311,795)
Net increase (decrease) in net assets	62,958	(630,892)	367,995	(945,509)	3,205,840	(767,535)

Net assets:
Beginning of year	5,754,398	6,385,290	17,250,085	18,195,594	28,225,426	28,992,961
End of year	$5,817,356	$5,754,398	$17,618,080	$17,250,085	$31,431,266	$28,225,426
Undistributed (distributions in excess of) net investment income (loss)	$(306,148)	$(294,542)	$(858,589)	$(822,918)	$(1,223,609)	$(1,163,884)

Unit transactions - shares:
Units sold	33,273	30,758	76,209	57,889	90,416	117,631
Units redeemed	(41,207)	(70,633)	(132,049)	(134,375)	(115,850)	(211,482)
Net increase (decrease)	(7,934)	(39,875)	(55,840)	(76,486)	(25,434)	(93,851)

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS

For a unit outstanding during the years indicated:	Short Horizon
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
Unit value, beginning of year	$21.56	$20.81	$21.16	$20.52	$20.37
Investment operations:
Net investment income (loss) (A)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.94	0.79	(0.31)	0.68	0.19
Total investment operations	0.90	0.75	(0.35)	0.64	0.15
Unit value, end of year	$22.46	$21.56	$20.81	$21.16	$20.52
Total return (B)	4.19%	3.58%	(1.66)%	3.13%	0.73%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,817	$5,754	$6,385	$7,068	$6,832
Expenses to average net assets (C)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate (D)	34%	33%	51%	36%	63%

(A)	Calculated based on average number of units outstanding.
(B)	Total return reflects Subaccount expenses.
(C)	Does not include expenses of the underlying funds in which the Subaccount invests.
(D)	Does not include portfolio activity of the underlying funds in which the Subaccount invests.

For a unit outstanding during the years indicated:	Intermediate Horizon
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
Unit value, beginning of year	$24.28	$23.12	$23.47	$22.73	$20.10
Investment operations:
Net investment income (loss) (A)	(0.05)	(0.05)	(0.05)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	2.68	1.21	(0.30)	0.79	2.67
Total investment operations	2.63	1.16	(0.35)	0.74	2.63
Unit value, end of year	$26.91	$24.28	$23.12	$23.47	$22.73
Total return (B)	10.84%	5.01%	(1.48)%	3.24%	13.07%
Ratio and supplemental data:
Net assets end of year (000’s)	$17,618	$17,250	$18,196	$19,435	$20,774
Expenses to average net assets (C)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate (D)	40%	26%	23%	29%	54%

(A)	Calculated based on average number of units outstanding.
(B)	Total return reflects Subaccount expenses.
(C)	Does not include expenses of the underlying funds in which the Subaccount invests.
(D)	Does not include portfolio activity of the underlying funds in which the Subaccount invests.

For a unit outstanding during the years indicated:	Intermediate/Long Horizon
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
Unit value, beginning of year	$25.48	$24.13	$24.47	$23.70	$19.93
Investment operations:
Net investment income (loss) (A)	(0.05)	(0.05)	(0.05)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	3.61	1.40	(0.29)	0.82	3.81
Total investment operations	3.56	1.35	(0.34)	0.77	3.77
Unit value, end of year	$29.04	$25.48	$24.13	$24.47	$23.70
Total return (B)	13.97%	5.60%	(1.40)%	3.28%	18.93%
Ratio and supplemental data:
Net assets end of year (000’s)	$31,431	$28,225	$28,993	$30,627	$30,602
Expenses to average net assets (C)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate (D)	25%	21%	16%	17%	32%

(A)	Calculated based on average number of units outstanding.
(B)	Total return reflects Subaccount expenses.
(C)	Does not include expenses of the underlying funds in which the Subaccount invests.
(D)	Does not include portfolio activity of the underlying funds in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS

At December 31, 2017

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are listed below. Each Subaccount invests substantially all of its investable assets among certain Transamerica Variable Funds (“TVF”). Certain TVF subaccounts invest substantially all of their investable assets in the Transamerica Funds (each a “Fund” and collectively, the “Funds”).

Subaccount
Transamerica Asset Allocation-Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation-Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation-Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

The only shareholders of the Separate Account are affiliated contract holders of the variable life and annuity contracts.

Transamerica Asset Management, Inc. (“TAM”) serves as the investment manager for the Subaccounts. TAM provides continuous and regular investment management services to the Subaccounts. TAM supervises each Subaccount’s investments, conducts its investment program and provides supervisory, compliance and administrative services to each Subaccount.

TAM is responsible for all aspects of the day-to-day management of the Subaccounts.

TAM’s investment management services also include the provision of supervisory and administrative services to each Subaccount. These services include performing certain administrative services for the Subaccounts and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Subaccounts by State Street Bank and Trust Company, to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Subaccounts from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain aspects of Subaccount investments; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Subaccounts’ custodian and dividend disbursing agent and monitoring their services to the Subaccounts; assisting the Subaccounts in preparing reports to shareholders; acting as liaison with the Subaccounts’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Subaccounts.

For each of the Funds, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount will indirectly bear the fees and expenses reflected in the corresponding TVF unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the ratios to Average Net Assets (“ANA”) shown within the Financial Highlights.

Indemnification: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of the TVF is valued at the unit value per share TVF at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at December 31, 2017, is disclosed within the Security Valuation section of each Subaccount’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Subaccounts use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each TAAVF Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Transamerica Funds. The summary of the inputs used for valuing

Transamerica Asset Allocation Variable Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

3. SECURITY VALUATION (continued)

each Fund’s assets carried at fair value is discussed in the Security Valuation section of the Funds’ Notes to Financial Statements. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying subaccounts as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying subaccounts and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Subaccounts’ investment adviser, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM is also investment adviser of TVF. The unit values of TVF will reflect the fees and other expenses paid by TVF to TAM and its affiliates. TAM directly pays all other ordinary expenses, which include fees related to audit, custody, legal, printing, trustees, and registration.

All Subaccount holdings in investment companies are considered affiliated. Realized and unrealized gains (losses) are broken out within the Statements of Operations.

Investment advisory fees: TAM provides general investment advice to each Subaccount pursuant to the investment advisory agreement. For its services, each Subaccount pays management fees accrued daily and payable monthly, at an annual rate equal to 0.20% of each Subaccount’s daily ANA.

TFLIC is the legal holder of the assets in the Subaccounts and will at all times maintain assets in the Subaccounts with a total market value of at least equal to the contract liabilities for the Subaccounts.

Certain managing board members and officers of TFLIC are also trustees, officers, or employees of TAM or its affiliates. No interested managing board member, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Separate Account. Similarly, none of the Separate Account’s officers or interested trustees receive compensation from the Subaccounts. The independent board members of TFLIC are also trustees of the Funds, for which they receive fees.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee.

Brokerage commissions: The Subaccounts incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the year ended December 31, 2017.

5. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2017, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Subaccount	Purchases of Securities	Sales of Securities
Short Horizon	$1,987,604	$2,174,965
Intermediate Horizon	7,054,712	8,555,791
Intermediate/Long Horizon	7,589,643	8,352,246

Transamerica Asset Allocation Variable Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

6. FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of TFLIC, a wholly-owned subsidiary of Aegon USA. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account for federal income tax purposes. The Subaccounts recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Subaccounts’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Subaccounts’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Subaccounts’ financial statements. If applicable, the Subaccounts recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other within the Statements of Operations. The Subaccounts identify their major tax jurisdictions as U.S. Federal, the state of Colorado and foreign jurisdictions where the Subaccounts make significant investments; however, the Subaccounts are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract holders of Transamerica Asset Allocation Variable Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Transamerica Asset Allocation Variable Funds (the “Separate Account”) (comprising Transamerica Asset Allocation – Short Horizon Subaccount, Transamerica Asset Allocation – Intermediate Horizon Subaccount and Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount) (collectively referred to as the “Subaccounts”), including the schedule of investments, as of December 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising Transamerica Asset Allocation Variable Funds at December 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Transamerica investment companies since 1995.

Boston, Massachusetts

February 26, 2018

Transamerica Asset Allocation Variable Funds	Annual Report 2017

Management of the Trust

Board Members and Officers

(unaudited)

The members of the Board (“Board Members”) and executive officers of the Trust are listed below.

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each portfolio and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each portfolio and the operation of each portfolio by its officers. The Board also reviews the management of each portfolio’s assets by the investment manager and its respective sub-adviser.

The portfolios are among the portfolios managed and sponsored by TAM (collectively, “Transamerica Fund Family”). The Transamerica Fund Family consists of (i) Transamerica Funds (“TF”); (ii) Transamerica Series Trust (“TST”); (iii) Transamerica ETF Trust (“TET”) and (iv) Transamerica Asset Allocation Variable Funds (“TAAVF”). The Transamerica Fund Family consists of 136 funds as of the date of this annual report.

The mailing address of each Board Member is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202.

The Board Members, their age, their positions with the Trust, and their principal occupations for the past five years (their titles may have varied during that period), the number of funds in Transamerica Mutual Funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INTERESTED BOARD MEMBERS
Marijn P. Smit (44)	Chairman of the Board, President and Chief Executive Officer	Since 2014

Chairman of the Board, President and Chief Executive Officer, TF, TST and TAAVF (2014 – present); TPP, TPFG and TPFG II (2014 – 2018);

Chairman of the Board, President and Chief Executive Officer, TET (2017 – present);

Chairman of the Board, President and Chief Executive Officer, Transamerica Income Shares, Inc. (“TIS”) (2014 – 2015);

Director, Chairman of the Board, President and Chief Executive Officer, Transamerica Asset Management, Inc. (“TAM”) and Transamerica Fund Services, Inc. (“TFS”) (2014 – present);

President, Investment Solutions, Transamerica Investments & Retirement (2014 – 2016);

Vice President, Transamerica Premier Life Insurance Company (2010 – 2016);

				136	Director, Massachusetts Fidelity Trust Company (2014 – present); Director, Aegon Global Funds (since 2016); Director – Akaan-Aegon, S.A.P.I. de C.V. (financial services joint venture in Mexico) (2017 – present)

Transamerica Asset Allocation Variable Funds	Annual Report 2017

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INTERESTED BOARD MEMBERS — continued
Marijn P. Smit (continued)

Vice President, Transamerica Life Insurance Company
(2010 – present);

Senior Vice President, Transamerica Financial Life Insurance Company (2013 – 2016);

Senior Vice President, Transamerica Retirement Advisors, Inc. (2013 – 2016);

Senior Vice President, Transamerica Retirement Solutions Corporation (2012 – present); and

President and Director, Transamerica Stable Value Solutions, Inc. (2010 – 2016).

Alan F. Warrick (69)	Board Member	Since 2012	Board Member, TF, TST and TAAVF (2012 – present); TPP, TPFG and TPFG II (2012 – 2018); Board Member, TIS (2012 – 2015); Consultant, Aegon USA (2010 – 2011); Senior Advisor, Lovell Minnick Equity Partners (2010 – present); Retired (2010 – present); and Managing Director for Strategic Business Development, Aegon USA (1994 – 2010).	132	N/A
INDEPENDENT BOARD MEMBERS
Sandra N. Bane (65)	Board Member	Since 2008	Retired (1999 – present); Board Member, TF, TST and TAAVF (2008 – present); TPP, TPFG and TPFG II (2008 – 2018); Board Member, TIS (2008 – 2015); Board Member, Transamerica Investors, Inc. (“TII”) (2003 – 2010); and Partner, KPMG (1975 – 1999).	132	Big 5 Sporting Goods (2002 – present); Southern Company Gas (energy services holding company) (2008 – present)
Leo J. Hill (61)	Lead Independent Board Member	Since 2007	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present); Board Member, TST (2001 – present); Board Member, TF (2002 – present); Board Member, TIS (2002 – 2015);	132	Ameris Bancorp (2013 – present); Ameris Bank (2013 – present)

Transamerica Asset Allocation Variable Funds	Annual Report 2017

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS — continued
Leo J. Hill (continued)

Board Member TPP, TPFG, TPFG II (2007 – 2018);

Board Member, TAAVF
(2007 – present);

Board Member, TII (2008 – 2010);

Market President, Nations Bank of Sun Coast Florida (1998 – 1999);

Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida
(1994 – 1998);

Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida
(1991 – 1994); and

Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia
(1976 – 1991).

David W. Jennings (71)	Board Member	Since 2009	Board Member, TF, TST and TAAVF (2009 – present); TPP, TPFG and TPFG II (2009 – 2018); Board Member, TIS (2009 – 2015); Board Member, TII (2009 – 2010); Managing Director, Hilton Capital Management, LLC (2010 – present); Principal, Maxam Capital Management, LLC (2006 – 2008); and Principal, Cobble Creek Management LP (2004 – 2006).	132	N/A
Russell A. Kimball, Jr. (73)	Board Member	Since 1986	General Manager, Sheraton Sand Key Resort (1975 – present); Board Member, TST (1986 – present); Board Member, TF, (1986 – 1990), (2002 – present); Board Member, TIS (2002 – 2015); Board Member, TPP, TPFG and TPFG II (2007 – 2018); Board Member, TAAVF (2007 – present); and Board Member, TII (2008 – 2010).	132	N/A
Fredric A. Nelson III (61)	Board Member	Since 2017	Board Member, TF, TST and TAAVF (2017 – present); TPP, TPFG and TPFG II (2017 – 2018);	132	N/A

Transamerica Asset Allocation Variable Funds	Annual Report 2017

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS — continued
Fredric A. Nelson III (continued)

Chief Investment Officer (“CIO”), Commonfund (2011 – 2015);

Vice Chairman, CIO, ING Investment Management Americas (2003 – 2009);

Managing Director, Head of U.S. Equity, JP Morgan Investment Management (1994 – 2003); and

Managing Director, Head of Global Quantitative Investments Group, Bankers Trust Global Investment Management (1981 – 1994).

John E. Pelletier (53)	Board Member	Since 2017

Board Member, TF, TST and TAAVF (2017 – present); TPP, TPFG and TPFG II (2017 – 2018);

Director, Center for Financial Literacy, Champlain College (2010 – present);

Co-Chair, Vermont Financial Literacy Commission with Vermont State Treasurer (2015 – present);

Chairman, Vermont Universal Children’s Higher Education Savings Account Program Advisory Committee (2015 – present);

Founder and Principal, Sterling Valley Consulting LLC (a financial services consulting firm)
(2009 – 2017);

Independent Director, The Sentinel Funds and Sentinel Variable Products Trust (2013 – 2017);

Chief Legal Officer, Eaton Vance Corp. (2007 – 2008); and

Executive Vice President and Chief Operating Officer, Natixis Global Associates (2004 – 2007);

General Counsel (1997 – 2004).

				132	N/A
Patricia L. Sawyer (67)	Board Member	Since 1993	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, TF and TST (2007 – present); Board Member, TIS (2007 – 2015); Board Member, TII (2008 – 2010);	132	Honorary Trustee, Bryant University (1996 – present)

Transamerica Asset Allocation Variable Funds	Annual Report 2017

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS — continued
Patricia L. Sawyer (continued)			Board Member, TPP, TPFG and TPFG II (1993 – 2018); Board Member, TAAVF (1993 – present); and Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University.
John W. Waechter (65)	Board Member	Since 2007	Partner, Englander Fischer (2016 – present); Attorney, Englander Fischer (2008 – 2015); Retired (2004 – 2008); Board Member, TST (2004 – present); Board Member, TIS (2004 – 2015); Board Member, TF (2005 – present); Board Member, TPP, TPFG and TPFG II (2007 – 2018); Board Member, TAAVF (2007 – present); Board Member, TII (2008 – 2010); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and Treasurer, The Hough Group of Funds (1993 – 2004).	132	Operation PAR,
Inc. (non-profit
organization)
(2008 – present);

Remember
Honor Support,
Inc. (non-profit
organization)
(2013 – present)
Board Member,
WRH Income
Properties, Inc.
(real estate)
(2014 – present);
Boley PAR, Inc.
(non-profit
organization)
(2016 – present)

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

OFFICERS

The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (44)	Chairman of the Board, President and Chief Executive Officer	Since 2014	See Table Above.
Tané T. Tyler (52)	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	Since 2014

Vice President, Associate General Counsel, Chief Legal Officer and Secretary, Transamerica Funds, TST and TAAVF (2014 – present); TPP, TPFG and TPFG II (2014-2018);

Assistant General Counsel, Chief Legal Officer and Secretary, TIS (2014 – 2015);

Director (2014 – present), Assistant Secretary (2016 – present), Vice President, Secretary, Associate General Counsel and Chief Legal Officer (2014 – 2016), TAM;

Director, Associate General Counsel, Chief Legal Officer, Secretary and Vice President, TFS
(2014 – present);

Senior Vice President, Secretary and General Counsel, ALPS, Inc., ALPS Fund Services, Inc. and ALPS Distributors, Inc. (2004 – 2013); and

Secretary, Liberty All-Star Funds (2005 – 2013).

Christopher A. Staples (47)	Vice President and Chief Investment Officer, Advisory Services	Since 2007

Vice President and Chief Investment Officer, Advisory Services (2007 – present), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management (2005 – 2006), Transamerica Funds and TST;

Vice President and Chief Investment Officer, Advisory Services (2007 – 2015), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management
(2005 – 2006), TIS;

Vice President and Chief Investment Officer, Advisory Services, TAAVF (2007 – present); TPP, TPFG and TPFG II (2007- 2018);

Vice President and Chief Investment Officer (2007 – 2010), Vice President – Investment Administration (2005 – 2007), TII;

Director (2005 – present), Senior Vice President (2006 – present), Senior Director, Investments (2016 – present), Chief Investment Officer, Advisory Services (2012 – 2016), TAM;

Director, TFS (2005 – present); and

Assistant Vice President, Raymond James & Associates (1999 – 2004).

Transamerica Asset Allocation Variable Funds	Annual Report 2017

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Thomas R. Wald (57)	Chief Investment Officer	Since 2014

Chief Investment Officer, Transamerica Funds, TST and TAAVF (2014 – present); TPP, TPFG and TPFG II (2014 – 2018);

Chief Investment Officer, TIS (2014 – 2015);

Senior Vice President and Chief Investment Officer, TAM (2014 – present);

Chief Investment Officer, Transamerica Investments & Retirement (2014 – present);

Vice President and Client Portfolio Manager, Curian Capital, LLC (2012 – 2014);

Portfolio Manager, Tactical Allocation Group, LLC (2010 – 2011);

Mutual Fund Manager, Munder Capital Management (2005 – 2008); and

Mutual Fund Manager, Invesco Ltd. (1997 – 2004).

Vincent J. Toner (47)	Vice President and Treasurer	Since 2014

Vice President and Treasurer, Transamerica Funds, TST and TAAVF (2014 – present); TPP, TPFG and TPFG II (2014 – 2018);

Vice President and Treasurer, TIS (2014 – 2015);

Vice President and Treasurer (2016 – present), Vice President, Administration and Treasurer
(2014 – 2016), TAM;

Vice President, Administration and Treasurer, TFS (2014 – present); Senior Vice President and Vice President, Fund Administration, Brown Brothers Harriman (2010 – 2014); and

Vice President, Fund Administration & Fund Accounting, OppenheimerFunds (2007 – 2010).

Scott M. Lenhart (56)	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2014

Chief Compliance Officer and Anti-Money Laundering Officer, Transamerica Funds, TST and TAAVF (2014 – present), TIS (2014 – 2015); TPP, TPFG and TPFG II (2014 – 2018);

Chief Compliance Officer (2014 – present), Anti-Money Laundering Officer (2014 – Present), TAM;

Vice President and Chief Compliance Officer, TFS (2014 – present);

Director of Compliance, Transamerica Investments & Retirement (2014);

Vice President and Chief Compliance Officer, Transamerica Financial Advisors, Inc.
(1999 – 2006); and

Assistant Chief Compliance Officer, Raymond James Financial, Inc., Robert Thomas Securities, Inc. (1989 – 1998).

Transamerica Asset Allocation Variable Funds	Annual Report 2017

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Rhonda A. Mills (51)	Assistant General Counsel, Assistant Secretary	Since 2016

Assistant Secretary, Transamerica Funds, TST and TAAVF (2016 – present); TPP, TPFG, TPFG II (2016 – 2018);

Assistant Secretary, Vice President and High Level Specialist Attorney (2014 – 2016), Assistant General Counsel (2016 – present), TAM;

Assistant Secretary, High Level Specialist Attorney and Vice President (2014 – present), TFS;

Vice President and Associate Counsel, ALPS Fund Services, Inc. (2011 – 2014);

Managing Member, Mills Law, LLC (2010 – 2011);

Counsel, Old Mutual Capital (2006 – 2009);

Senior Counsel, Great-West Life and Annuity Insurance Company (2004 – 2006); and

Securities Counsel, J.D. Edwards (2000 – 2003).

*	Elected and serves at the pleasure of the Board of the Trust.

Transamerica Asset Allocation Variable Funds	Annual Report 2017

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

c/o Transamerica Retirement Solutions

440 Mamaroneck Avenue

Harrison, NY 10528

Item 2:	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The Registrant’s Board of Trustees has determined that Sandra N. Bane, and John W. Waechter are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, and Mr. Waechter are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, and Mr. Waechter as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

	Fiscal Year Ended 12/31 (in thousands)
	2017	2016
(a) Audit Fees	$19	$17
(b) Audit Related Fees(1)	$0	$0
(c) Tax Fees(2)	$0	$0
(d) All Other Fees(3)	$0	$0

(1)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the funds comprising the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the funds comprising the Registrant.
(3)	All Other Fees represent permissible non-audit services for the Registrant that it believes are routine and recurring services, and would not impair the independence of the accountant.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures. Generally, the Registrant’s Audit Committee must preapprove (i) all audit and non-audit services performed for the Registrant by the independent accountant and (ii) all non-audit services performed by the Registrant’s independent accountant for the Registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the Registrant will be subject to the preapproval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)	The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal years ended 2016 and 2017 was zero.

(f)	Not Applicable.

(g)	Not Applicable.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

The following individuals comprise the standing Audit Committee: Sandra N. Bane, Leo J. Hill, David W. Jennings, Russell A. Kimball, Jr., Frederic A. Nelson, John E. Pelletier, Patricia L. Sawyer and John W. Waechter.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	The Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	March 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	March 7, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	March 7, 2018

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer